Investments in Associates and Joint Ventures_Investments In Associates And Joint Ventures(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)		Dec. 31, 2019 USD ($)	[1]
Disclosure of associates and joint ventures [Line Items]
Acquistion cost		₩ 577,113		₩ 493,218
Share of net asset amount		584,374		486,630
Carrying amount		₩ 598,240	[1]	₩ 504,932		$ 517,751
Description of nature of entitys relationship with associate		In accordance with IAS 28 Investments in Associates and Joint Ventures, application of the equity method is exempted, and the Group designates its investments measured at fair value through profit or loss in Rainist Co., Ltd., RMGP Bio-Pharma Investment Fund, L.P.,RMGP Bio-Pharma Investment, L.P., HEYBIT, Inc.,Hasys.,Stratio, Inc., Honest Fund Co.,Ltd., Cellincells Co., Ltd., CY CO., Ltd., ZOYI corporation INC., KOSESEUJITO CO., LTD., Bomapp Inc., KB Cape No.1 Private Equity Fund., Mitoimmune Therapeutics, BNF Corporation Ltd., Fabric Types CO.,LTD..		In accordance with IAS 28 Investments in Associates and Joint Ventures, application of the equity method is exempted, and the Group designates its investments in JLK INSPECTION Inc., Rainist Co., Ltd., TESTIAN Inc., Spark Biopharma, Inc., RMGP Bio-Pharma Investment Fund, L.P., RMGP Bio-Pharma Investment, L.P., HEYBIT, Inc., Hasys., Stratio, Inc.
Description of nature of entity's relationship with joint venture		In accordance with IAS 28 Investments in Associates and Joint Ventures, application of the equity method is exempted, and the Group designates its investments measured at fair value through profit or loss in Rainist Co., Ltd., RMGP Bio-Pharma Investment Fund, L.P.,RMGP Bio-Pharma Investment, L.P., HEYBIT, Inc.,Hasys.,Stratio, Inc., Honest Fund Co.,Ltd., Cellincells Co., Ltd., CY CO., Ltd., ZOYI corporation INC., KOSESEUJITO CO., LTD., Bomapp Inc., KB Cape No.1 Private Equity Fund., Mitoimmune Therapeutics, BNF Corporation Ltd., Fabric Types CO.,LTD..		In accordance with IAS 28 Investments in Associates and Joint Ventures, application of the equity method is exempted, and the Group designates its investments in JLK INSPECTION Inc., Rainist Co., Ltd., TESTIAN Inc., Spark Biopharma, Inc., RMGP Bio-Pharma Investment Fund, L.P., RMGP Bio-Pharma Investment, L.P., HEYBIT, Inc., Hasys., Stratio, Inc.
Description Of Exemption For Equity Method		In accordance with IAS 28 Investments in Associates and Joint Ventures, application of the equity method is exempted, and the Group designates its investments measured at fair value through profit or loss in Rainist Co., Ltd., RMGP Bio-Pharma Investment Fund, L.P.,RMGP Bio-Pharma Investment, L.P., HEYBIT, Inc.,Hasys.,Stratio, Inc., Honest Fund Co.,Ltd., Cellincells Co., Ltd., CY CO., Ltd., ZOYI corporation INC., KOSESEUJITO CO., LTD., Bomapp Inc., KB Cape No.1 Private Equity Fund., Mitoimmune Therapeutics, BNF Corporation Ltd., Fabric Types CO.,LTD..		In accordance with IAS 28 Investments in Associates and Joint Ventures, application of the equity method is exempted, and the Group designates its investments measured at fair value through profit or loss in Rainist Co., Ltd., RMGP Bio-Pharma Investment Fund, L.P.,RMGP Bio-Pharma Investment, L.P., HEYBIT, Inc.,Hasys.,Stratio, Inc., Honest Fund Co.,Ltd., Cellincells Co., Ltd., CY CO., Ltd., ZOYI corporation INC., KOSESEUJITO CO., LTD., Bomapp Inc., KB Cape No.1 Private Equity Fund., Mitoimmune Therapeutics, BNF Corporation Ltd., Fabric Types CO.,LTD..
KB Pre IPO Secondary Venture Fund 1st
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	15.19%		15.19%
Acquistion cost	[2]	₩ 1,137		₩ 1,454
Share of net asset amount	[2],[3]	1,705		1,649
Carrying amount	[2],[3]	₩ 1,705	[4]	₩ 1,649
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KB GwS Private Securities Investment Trust
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		26.74%		26.74%
Acquistion cost		₩ 113,880		₩ 113,880
Share of net asset amount	[3]	138,013		136,208
Carrying amount	[3]	₩ 136,168		₩ 134,362
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB Star Office Private Real Estate Investment Trust No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		21.05%		21.05%
Acquistion cost		₩ 20,000		₩ 20,000
Share of net asset amount	[3]	19,839		20,252
Carrying amount	[3]	₩ 19,839		₩ 19,839
Industry		Investment finance		Investment finance
Location		Korea		Korea
PT Bank Bukopin TBK
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[5],[6]	22.00%		22.00%
Acquistion cost	[5],[6]	₩ 116,422		₩ 116,422
Share of net asset amount	[3],[5],[6],[7]	115,321		106,484
Carrying amount	[3],[5],[6],[7]	₩ 121,381		₩ 113,932
Industry	[5],[6]	Banking and foreign exchange transaction		Banking and foreign exchange transaction
Location	[5],[6]	Indonesia		Indonesia
Fair value of associate		₩ 47,709		₩ 53,540
Description of nature of entitys relationship with associate		The Group has entered into an agreement with PT Bosowa Corporindo, the major shareholder of PT Bank Bukopin TBK. Under this agreement, the Group has a right of first refusal, a tag-along right and a drag-along right. The drag-along right can be exercised for the duration of two years after three years from the acquisition date, subject to the occurrence of certain situations as defined in the agreement.		The Group has entered into an agreement with PT Bosowa Corporindo, the major shareholder of PT Bank Bukopin TBK. Under this agreement, the Group has a right of first refusal, a tag-along right and a drag-along right. The drag-along right can be exercised for the duration of two years after three years from the acquisition date, subject to the occurrence of certain situations as defined in the agreement.
Sun Surgery Center Inc.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				28.00%
Acquistion cost				₩ 2,682
Share of net asset amount	[3]			2,760
Carrying amount	[3]			₩ 2,715
Industry				Hospital
Location				United States of America
Dae-A Leisure Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	49.36%		49.36%
Acquistion cost	[8]	₩ 0		₩ 0
Share of net asset amount	[8]	1,613		1,613
Carrying amount	[8]	₩ 578		₩ 578
Industry	[8]	Earth works		Earth works
Location	[8]	Korea		Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures		Reclassified to investments in associates due to termination of rehabilitation procedures
Doosung Metal Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	26.52%		26.52%
Acquistion cost	[8]	₩ 0		₩ 0
Share of net asset amount	[8]	(62)		(16)
Carrying amount	[8]	₩ 0		₩ 0
Industry	[8]	Manufacture of metal products		Manufacture of metal products
Location	[8]	Korea		Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures		Reclassified to investments in associates due to termination of rehabilitation procedures
RAND Bio Science Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		14.92%	[2]	21.91%
Acquistion cost		₩ 2,000	[2]	₩ 2,000
Share of net asset amount	[3]	1,037	[2]	185
Carrying amount	[3]	₩ 0	[2]	₩ 843
Industry		Research and experimental development on medical sciences and pharmacy	[2]	Research and experimental development on medical sciences and pharmacy
Location		Korea	[2]	Korea
Description Of reasons why presumption that interest of more than twenty per cent in associate is overcome		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies
Balhae Infrastructure Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	12.61%		12.61%
Acquistion cost	[2]	₩ 105,214		₩ 104,622
Share of net asset amount	[2],[3]	101,391		108,050
Carrying amount	[2],[3]	₩ 101,391		₩ 108,050
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
Aju Good Technology Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		38.46%		38.46%
Acquistion cost		₩ 19,998		₩ 18,038
Share of net asset amount	[3]	23,016		18,134
Carrying amount	[3]	₩ 23,016		₩ 18,134
Industry		Investment finance		Investment finance
Location		Korea		Korea
Acts Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[9]	7.14%		7.14%
Acquistion cost	[9]	₩ 500		₩ 500
Share of net asset amount	[3],[9]	(119)		(14)
Carrying amount	[3],[9]	₩ 0		₩ 0	[10]
Industry	[9]	Manufacture of optical lens and elements		Manufacture of optical lens and elements
Location	[9]	Korea		Korea
Description Of reasons why presumption that interest of more than twenty per cent in associate is overcome		The ownership of Acts Co., Ltd. would be 27.22% and 27.22% as of December 31, 2018 and 2019, respectively, considering the potential voting rights from convertible bond		The ownership of Acts Co., Ltd. would be 27.22% and 27.22% as of December 31, 2018 and 2019, respectively, considering the potential voting rights from convertible bond
SY Auto Capital Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		49.00%		49.00%
Acquistion cost		₩ 9,800		₩ 9,800
Share of net asset amount	[3]	17,736		15,257
Carrying amount	[3]	₩ 12,725		₩ 10,672
Industry		Installment loan		Installment loan
Location		Korea		Korea
Wise Asset Management Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[11]	33.00%		33.00%
Acquistion cost	[11]	₩ 0		₩ 0
Share of net asset amount	[11]	0		0
Carrying amount	[11]	₩ 0		₩ 0
Industry	[11]	Asset management		Asset management
Location	[11]	Korea		Korea
Description of nature of entitys relationship with associate		Caryying amount of the investment has been recognized as a loss from the date Hyundai Securities Co., Ltd. was included in the consolidation scope.		Caryying amount of the investment has been recognized as a loss from the date Hyundai Securities Co., Ltd. was included in the consolidation scope.
Incheon Bridge Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	14.99%		14.99%
Acquistion cost	[2]	₩ 9,158		₩ 9,158
Share of net asset amount	[2],[3]	(14,746)		(16,689)
Carrying amount	[2],[3]	₩ 0		₩ 0
Industry	[2]	Operation of highways and related facilities		Operation of highways and related facilities
Location	[2]	Korea		Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
Jungdong Steel Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	42.88%		42.88%
Acquistion cost	[8]	₩ 0		₩ 0
Share of net asset amount	[8]	(433)		(433)
Carrying amount	[8]	₩ 0		₩ 0
Industry	[8]	Wholesale of primary metal		Wholesale of primary metal
Location	[8]	Korea		Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures		Reclassified to investments in associates due to termination of rehabilitation procedures
Kendae Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	41.01%		41.01%
Acquistion cost	[8]	₩ 0		₩ 0
Share of net asset amount	[8]	(252)		(252)
Carrying amount	[8]	₩ 98		₩ 98
Industry	[8]	Screen printing		Screen printing
Location	[8]	Korea		Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures		Reclassified to investments in associates due to termination of rehabilitation procedures
Dongjo Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	29.29%		29.29%
Acquistion cost	[8]	₩ 0		₩ 0
Share of net asset amount	[8]	806		806
Carrying amount	[8]	₩ 115		₩ 115
Industry	[8]	Wholesale of agricultural and forestry machinery and equipment		Wholesale of agricultural and forestry machinery and equipment
Location	[8]	Korea		Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures		Reclassified to investments in associates due to termination of rehabilitation procedures
Dpaps Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	38.62%		38.62%
Acquistion cost	[8]	₩ 0		₩ 0
Share of net asset amount	[8]	0		14
Carrying amount	[8]	₩ 0		₩ 0
Industry	[8]	Wholesale of paper products		Wholesale of paper products
Location	[8]	Korea		Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures		Reclassified to investments in associates due to termination of rehabilitation procedures
Big Dipper Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		29.33%		29.33%
Acquistion cost		₩ 440		₩ 440
Share of net asset amount	[3]	10		166
Carrying amount	[3]	₩ 125		₩ 280
Industry		Big data consulting		Big data consulting
Location		Korea		Korea
Builton Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[12]			21.96%
Acquistion cost	[12]			₩ 800
Share of net asset amount	[3],[12]			67
Carrying amount	[3],[12]			₩ 304
Industry	[12]			Software development and supply
Location	[12]			Korea
Description Of reasons why presumption that interest of more than twenty per cent in associate is overcome				The ownership of Builton Co., Ltd. would be 26.86% as of December 31, 2018, considering the potential voting rights from convertible bond.
Shinla Construction Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	20.24%		20.24%
Acquistion cost	[8]	₩ 0		₩ 0
Share of net asset amount	[8]	(551)		(551)
Carrying amount	[8]	₩ 0		₩ 0
Industry	[8]	Specialty construction		Specialty construction
Location	[8]	Korea		Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures		Reclassified to investments in associates due to termination of rehabilitation procedures
Shinhwa Underwear Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	26.24%		26.24%
Acquistion cost	[8]	₩ 0		₩ 0
Share of net asset amount	[8]	16		(57)
Carrying amount	[8]	₩ 258		₩ 185
Industry	[8]	Manufacture of underwears and sleepwears		Manufacture of underwears and sleepwears
Location	[8]	Korea		Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures		Reclassified to investments in associates due to termination of rehabilitation procedures
A-PRO Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	15.19%		13.71%
Acquistion cost	[2]	₩ 1,500		₩ 1,500
Share of net asset amount	[2],[3]	2,565		1,554
Carrying amount	[2],[3]	₩ 2,790		₩ 1,403
Industry	[2]	Manufacture of electric power storage system		Manufacture of electric power storage system
Location	[2]	Korea		Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
MJT&I Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	22.89%		22.89%
Acquistion cost	[8]	₩ 0		₩ 0
Share of net asset amount	[8]	(613)		(606)
Carrying amount	[8]	₩ 116		₩ 122
Industry	[8]	Wholesale of other goods		Wholesale of other goods
Location	[8]	Korea		Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures		Reclassified to investments in associates due to termination of rehabilitation procedures
Jaeyang Industry Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	20.86%		20.86%
Acquistion cost	[8]	₩ 0		₩ 0
Share of net asset amount	[8]	(552)		(552)
Carrying amount	[8]	₩ 0		₩ 0
Industry	[8]	Manufacture of luggage and other protective cases		Manufacture of luggage and other protective cases
Location	[8]	Korea		Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures		Reclassified to investments in associates due to termination of rehabilitation procedures
Jungdo Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	25.53%		25.53%
Acquistion cost	[8]	₩ 0		₩ 0
Share of net asset amount	[8]	1,492		1,492
Carrying amount	[8]	₩ 0		₩ 0
Industry	[8]	Office, commercial and institutional building construction		Office, commercial and institutional building construction
Location	[8]	Korea		Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures		Reclassified to investments in associates due to termination of rehabilitation procedures
Jinseung Tech Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	30.04%		30.04%
Acquistion cost	[8]	₩ 0		₩ 0
Share of net asset amount	[8]	(194)		(176)
Carrying amount	[8]	₩ 0		₩ 0
Industry	[8]	Manufacture of other general-purpose machinery n.e.c.		Manufacture of other general-purpose machinery n.e.c.
Location	[8]	Korea		Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures		Reclassified to investments in associates due to termination of rehabilitation procedures
Terra Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	24.06%		24.06%
Acquistion cost	[8]	₩ 0		₩ 0
Share of net asset amount	[8]	2		2
Carrying amount	[8]	₩ 0		₩ 0
Industry	[8]	Manufacture of hand-operated kitchen appliances and metal ware		Manufacture of hand-operated kitchen appliances and metal ware
Location	[8]	Korea		Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures		Reclassified to investments in associates due to termination of rehabilitation procedures
Paycoms Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[13]	11.70%		11.70%
Acquistion cost	[13]	₩ 800		₩ 800
Share of net asset amount	[3],[13]	17		71
Carrying amount	[3],[13]	₩ 45		₩ 103
Industry	[13]	System software publishing		System software publishing
Location	[13]	Korea		Korea
Description Of reasons why presumption that interest of more than twenty per cent in associate is overcome		11 The ownership of Paycoms Co., Ltd. would be 22.96% and 22.96% as of December 31, 2018 and 2019, respectively, considering the potential voting rights from convertible bond		11 The ownership of Paycoms Co., Ltd. would be 22.96% and 22.96% as of December 31, 2018 and 2019, respectively, considering the potential voting rights from convertible bond
Food Factory Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[14]	22.22%		22.22%
Acquistion cost	[14]	₩ 1,000		₩ 1,000
Share of net asset amount	[3],[14]	398		206
Carrying amount	[3],[14]	₩ 1,000		₩ 928
Industry	[14]	Farm product distribution industry		Farm product distribution industry
Location	[14]	Korea		Korea
Description Of reasons why presumption that interest of more than twenty per cent in associate is overcome		The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2018 and 2019, respectively, considering the potential voting rights from convertible bond.		The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2018 and 2019, respectively, considering the potential voting rights from convertible bond.
Korea NM Tech Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	22.41%		22.41%
Acquistion cost	[8]	₩ 0		₩ 0
Share of net asset amount	[8]	552		552
Carrying amount	[8]	₩ 0		₩ 0
Industry	[8]	Manufacture of motor vehicles, trailers and semitrailers		Manufacture of motor vehicles, trailers and semitrailers
Location	[8]	Korea		Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures		Reclassified to investments in associates due to termination of rehabilitation procedures
KB IGen Private Equity Fund No. 1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		0.03%	[2]	0.03%
Acquistion cost		₩ 0	[2]	₩ 0
Share of net asset amount	[3]	0	[2]	0
Carrying amount	[3]	₩ 0	[2]	₩ 0
Industry		Investment finance		Investment finance
Location		Korea		Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KB No.9 Special Purpose Acquisition Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]			0.11%
Acquistion cost	[2]			₩ 24
Share of net asset amount	[2],[3]			31
Carrying amount	[2],[3]			₩ 31
Industry	[2]			SPAC
Location	[2]			Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent				As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KB No.10 Special Purpose Acquisition Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2],[15]			0.19%
Acquistion cost	[2],[15]			₩ 10
Share of net asset amount	[2],[3],[15]			20
Carrying amount	[2],[3],[15]			₩ 20
Industry	[2],[15]			SPAC
Location	[2],[15]			Korea
Market value reflecting the quoted market price				₩ 20
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent				As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KB No.11 Special Purpose Acquisition Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2],[16]			0.31%
Acquistion cost	[2],[16]			₩ 10
Share of net asset amount	[2],[3],[16]			19
Carrying amount	[2],[3],[16]			₩ 19
Industry	[2],[16]			SPAC
Location	[2],[16]			Korea
Market value reflecting the quoted market price	[16]			₩ 21
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent				As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KB Private Equity Fund III
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	15.69%		15.68%
Acquistion cost	[2]	₩ 8,000		₩ 8,000
Share of net asset amount	[2],[3]	7,754		7,830
Carrying amount	[2],[3]	₩ 7,754		₩ 7,830
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
Korea Credit Bureau Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	9.00%		9.00%
Acquistion cost	[2]	₩ 4,500		₩ 4,500
Share of net asset amount	[2],[3]	5,991		5,941
Carrying amount	[2],[3]	₩ 5,991		₩ 5,941
Industry	[2]	Credit information		Credit information
Location	[2]	Korea		Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KoFC KBIC Frontier Champ 2010-5(PEF)
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				50.00%
Acquistion cost				₩ 364
Share of net asset amount	[3]			233
Carrying amount	[3]			₩ 233
Industry				Investment finance
Location				Korea
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		25.00%		25.00%
Acquistion cost		₩ 12,970		₩ 12,970
Share of net asset amount	[3]	13,616		14,601
Carrying amount	[3]	₩ 13,616		₩ 14,601
Industry		Investment finance		Investment finance
Location		Korea		Korea
Keystone-Hyundai Securities No. 1 Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	4.49%		5.64%
Acquistion cost	[2]	₩ 1,908		₩ 1,842
Share of net asset amount	[2],[3]	1,625		1,581
Carrying amount	[2],[3]	₩ 1,625		₩ 1,581
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
POSCO-KB Shipbuilding Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		31.25%		31.25%
Acquistion cost		₩ 7,500		₩ 5,000
Share of net asset amount	[3]	6,847		4,463
Carrying amount	[3]	₩ 6,847		₩ 4,463
Industry		Investment finance		Investment finance
Location		Korea		Korea
GH Real Estate I LP
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		42.00%		42.00%
Acquistion cost		₩ 17,678		₩ 17,678
Share of net asset amount	[3]	19,042		17,252
Carrying amount	[3]	₩ 19,042		₩ 17,252
Industry		Asset management		Asset management
Location		Guernsey		Guernsey
UNION Media Commerce Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		28.99%		29.00%
Acquistion cost		₩ 1,000		₩ 1,000
Share of net asset amount	[3]	961		962
Carrying amount	[3]	₩ 961		₩ 962
Industry		Investment finance		Investment finance
Location		Korea		Korea
CHONG IL MACHINE & TOOLS Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		21.71%	[8]	21.71%
Acquistion cost		₩ 0	[8]	₩ 0
Share of net asset amount		(126)	[8]	(107)
Carrying amount	[8]	₩ 0		₩ 0
Industry		Machinery and equipment wholesale	[8]	Machinery and equipment wholesale
Location		Korea	[8]	Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures		Reclassified to investments in associates due to termination of rehabilitation procedures
IMT TECHNOLOGY Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	25.29%		25.29%
Acquistion cost	[8]	₩ 0		₩ 0
Share of net asset amount	[8]	22		18
Carrying amount	[8]	₩ 3		₩ 0
Industry	[8]	Computer Peripherals Distribution		Computer Peripherals Distribution
Location	[8]	Korea		Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures		Reclassified to investments in associates due to termination of rehabilitation procedures
IWON ALLOY Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	23.31%		23.31%
Acquistion cost	[8]	₩ 0		₩ 0
Share of net asset amount	[8]	394		394
Carrying amount	[8]	₩ 0		₩ 0
Industry	[8]	Manufacture of smelting, refining and alloys		Manufacture of smelting, refining and alloys
Location	[8]	Korea		Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures		Reclassified to investments in associates due to termination of rehabilitation procedures
CARLIFE Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	24.39%		24.39%
Acquistion cost	[8]	₩ 0		₩ 0
Share of net asset amount	[8]	(75)		(75)
Carrying amount	[8]	₩ 0		₩ 0
Industry	[8]	Publishing of magazines and periodicals (publishing industry)		Publishing of magazines and periodicals (publishing industry)
Location	[8]	Korea		Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures		Reclassified to investments in associates due to termination of rehabilitation procedures
COMPUTERLIFE Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	45.71%		45.71%
Acquistion cost	[8]	₩ 0		₩ 0
Share of net asset amount	[8]	(260)		(329)
Carrying amount	[8]	₩ 69		₩ 0
Industry	[8]	Publishing of magazines and periodicals (publishing industry)		Publishing of magazines and periodicals (publishing industry)
Location	[8]	Korea		Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures		Reclassified to investments in associates due to termination of rehabilitation procedures
SKYDIGITAL INC.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	20.40%		20.40%
Acquistion cost	[8]	₩ 0		₩ 0
Share of net asset amount	[8]	(248)		(142)
Carrying amount	[8]	₩ 0		₩ 0
Industry	[8]	Multi Media, Manufacture of Multi Media Equipment		Multi Media, Manufacture of Multi Media Equipment
Location	[8]	Korea		Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures		Reclassified to investments in associates due to termination of rehabilitation procedures
JO YANG INDUSTRIAL Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	23.14%		23.14%
Acquistion cost	[8]	₩ 0		₩ 0
Share of net asset amount	[8]	75		75
Carrying amount	[8]	₩ 0		₩ 0
Industry	[8]	Manufacture of Special Glass		Manufacture of Special Glass
Location	[8]	Korea		Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures		Reclassified to investments in associates due to termination of rehabilitation procedures
KB No.17 Special Purpose Acquisition Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2],[17]	0.02%
Acquistion cost	[2],[17]	₩ 1
Share of net asset amount	[2],[3],[17]	1
Carrying amount	[2],[3],[17]	₩ 1
Industry	[2],[17]	SPAC
Location	[2],[17]	Korea
Market value reflecting the quoted market price		₩ 2
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies
KB No.18 Special Purpose Acquisition Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2],[18]	0.02%
Acquistion cost	[2],[18]	₩ 2
Share of net asset amount	[2],[3],[18]	3
Carrying amount	[2],[3],[18]	₩ 3
Industry	[2],[18]	SPAC
Location	[2],[18]	Korea
Market value reflecting the quoted market price		₩ 4
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies
KB No.19 Special Purpose Acquisition Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2],[19]	0.01%
Acquistion cost	[2],[19]	₩ 1
Share of net asset amount	[2],[3],[19]	2
Carrying amount	[2],[3],[19]	₩ 2
Industry	[2],[19]	SPAC
Location	[2],[19]	Korea
Market value reflecting the quoted market price		₩ 2
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies
KB No.20 Special Purpose Acquisition Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2],[20]	0.02%
Acquistion cost	[2],[20]	₩ 1
Share of net asset amount	[2],[3],[20]	1
Carrying amount	[2],[3],[20]	₩ 1
Industry	[2],[20]	SPAC
Location	[2],[20]	Korea
Market value reflecting the quoted market price		₩ 2
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies
KB Social Impact Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		30.00%
Acquistion cost		₩ 1,500
Share of net asset amount	[3]	1,465
Carrying amount	[3]	₩ 1,465
Industry		Investment finance
Location		Korea
KB Solidus Global Healthcare Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		43.33%
Acquistion cost		₩ 42,697
Share of net asset amount	[3]	45,021
Carrying amount	[3]	₩ 45,718
Industry		Investment finance
Location		Korea
KB-Stonebridge Secondary Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	14.56%
Acquistion cost	[2]	₩ 5,215
Share of net asset amount	[2],[3]	4,944
Carrying amount	[2],[3]	₩ 4,944
Industry	[2]	Investment finance
Location	[2]	Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KB SPROTT Renewable Private Equity Fund I
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		37.69%
Acquistion cost		₩ 1,667
Share of net asset amount	[3]	1,295
Carrying amount	[3]	₩ 1,295
Industry		Investment finance
Location		Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KB-UTC Inno-Tech Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		44.29%
Acquistion cost		₩ 450
Share of net asset amount	[3]	417
Carrying amount	[3]	₩ 417
Industry		Investment finance
Location		Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
IL-KWANG ELECTRONIC MATERIALS CO.,LTD
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	29.06%
Acquistion cost	[8]	₩ 0
Share of net asset amount	[8]	(398)
Carrying amount	[8]	₩ 0
Industry	[8]	Electronic parts
Location	[8]	Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures
SO-MYUNG RECYCLING CO.,LTD
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	20.23%
Acquistion cost	[8]	₩ 0
Share of net asset amount	[8]	184
Carrying amount	[8]	₩ 0
Industry	[8]	Non-ferrous metals
Location	[8]	Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures
IDTECK CO., LTD
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	32.80%
Acquistion cost	[8]	₩ 0
Share of net asset amount	[8]	(103)
Carrying amount	[8]	₩ 0
Industry	[8]	Other wireless communication equipment manufacturing
Location	[8]	Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures
Seyoon Development Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	26.95%
Acquistion cost	[8]	₩ 0
Share of net asset amount	[8]	2
Carrying amount	[8]	₩ 0
Industry	[8]	Civil facilities construction
Location	[8]	Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures
PIP System CO., LTD
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	20.72%
Acquistion cost	[8]	₩ 0
Share of net asset amount	[8]	27
Carrying amount	[8]	₩ 0
Industry	[8]	Print equipment
Location	[8]	Korea
Description of nature of entitys relationship with associate		Reclassified to investments in associates due to termination of rehabilitation procedures
KB-KDBC New Technology Business Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[21]	66.66%		66.66%	[2]
Acquistion cost	[21]	₩ 20,000		₩ 15,000	[2]
Share of net asset amount	[3],[21]	18,988		14,594	[2]
Carrying amount	[3],[21]	₩ 18,988		₩ 14,594
Industry	[21]	Investment finance		Investment finance	[2]
Location	[21]	Korea		Korea	[2]
Description of nature of entity's relationship with joint venture		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
KBTS Technology Venture Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[21]	56.00%		56.00%
Acquistion cost	[21]	₩ 19,824		₩ 14,224
Share of net asset amount	[3],[21]	19,731		13,777
Carrying amount	[3],[21]	₩ 19,731		₩ 13,777
Industry	[21]	Investment finance		Investment finance
Location	[21]	Korea		Korea
Description of nature of entity's relationship with joint venture		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[21]	42.55%		42.55%
Acquistion cost	[21]	₩ 21,250		₩ 8,000
Share of net asset amount	[3],[21]	20,504		7,930
Carrying amount	[3],[21]	₩ 19,752		₩ 7,930
Industry	[21]	Investment finance		Investment finance
Location	[21]	Korea		Korea
Description of nature of entity's relationship with joint venture		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
KB-SJ Tourism Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2],[21]	18.52%		18.52%
Acquistion cost	[2],[21]	₩ 3,000		₩ 1,500
Share of net asset amount	[2],[3],[21]	2,761		1,386
Carrying amount	[2],[3],[21]	₩ 2,761		₩ 1,386
Industry	[2],[21]	Investment finance		Investment finance
Location	[2],[21]	Korea		Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
Description of nature of entity's relationship with joint venture		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
KBSP Private Equity Fund IV
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2],[21]	14.95%
Acquistion cost	[2],[21]	₩ 6,100
Share of net asset amount	[2],[3],[21]	5,904
Carrying amount	[2],[3],[21]	₩ 5,904
Industry	[2],[21]	Investment finance
Location	[2],[21]	Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent		As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies
Description of nature of entity's relationship with joint venture		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.
[2]	As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
[3]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
[4]	As of the end of December 2019, interest rate risk was calculated by different method from the previous disclosure due to the revision of the Detailed Supervisory Regulations on Banking Business.
[5]	The Group has entered into an agreement with PT Bosowa Corporindo, the major shareholder of PT Bank Bukopin TBK. Under this agreement, the Group has a right of first refusal, a tag-along right and a drag-along right. The drag-along right can be exercised for the duration of two years after three years from the acquisition date, subject to the occurrence of certain situations as defined in the agreement.
[6]	The fair value of PT Bank Bukopin TBK ordinary share, reflecting the quoted market price, is KRW 53,540 million and KRW 47,709 million as of December 31, 2018 and 2019.
[7]	The amounts of goodwill on PT Bank Bukopin TBK is KRW 4,101 million and KRW 4,528 million as of December 31, 2018 and December 31, 2019, respectively.
[8]	Reclassified to investments in associates due to termination of rehabilitation procedures.
[9]	The ownership of Acts Co., Ltd. would be 27.22% and 27.22% as of December 31, 2018 and 2019, respectively, considering the potential voting rights from convertible bond.
[10]	Recognized KRW 500 million loss in relation to impaired capital.
[11]	Carrying amount of the investment has been recognized as a loss from the date Hyundai Securities Co., Ltd. was included in the consolidation scope.
[12]	The ownership of Builton Co., Ltd. would be 26.86% as of December 31, 2018, considering the potential voting rights from convertible bond.
[13]	The ownership of Paycoms Co., Ltd. would be 22.96% and 22.96% as of December 31, 2018 and 2019, respectively, considering the potential voting rights from convertible bond.
[14]	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2018 and 2019, respectively, considering the potential voting rights from convertible bond.
[15]	The market value of KB No.10 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2018, amounts to KRW 20 million.
[16]	The market value of KB No.11 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2018, amounts to KRW 21 million.
[17]	The market value of KB No.17 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2019, amounts to KRW 2 million.
[18]	The market value of KB No.18 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2019, amounts to KRW 4 million.
[19]	The market value of KB No.19 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2019, amounts to KRW 2 million.
[20]	The market value of KB No.20 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2019, amounts to KRW 2 million.
[21]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.